UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549




                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7300

                          Safeco Tax-Exempt Bond Trust
               (Exact name of registrant as specified in charter)

                       4854 154th Pl NE, Redmond, WA 98052
               (Address of principal executive offices) (Zip code)

                                 Roger F. Harbin
                       4854 154th Pl NE, Redmond, WA 98052
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 425-376-8055

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004

ITEM 1. Schedule of Investments.

As of September 30, 2004
Safeco California Tax-Free Income Fund
(Unaudited)



                                                                             VALUE
PRINCIPAL AMOUNT (000's)                                                    (000's)
-----------------------------------------------------------------------------------------------------------------------------------


MUNICIPAL BONDS* - 97.5%

   $5,000   Alameda Corridor                                                 $5,020
            Transportation Authority
            Revenue
            4.75%, due 10/01/25 [MBIA]
    2,000   California Health Facilities                                      1,965
            Financing Authority Revenue
            (Adventist Health System)
            5.00%, due 3/01/33
    4,500   California Health Facilities                                      4,852
            Financing Authority
            Health Facility Revenue
            (Cedars Sinai Medical Center)
            6.25%, due 12/01/34
    2,990   California State Department                                       3,210
            of Water Resources
            Power Supply Revenue
            5.25%, due 5/01/20
     3,000  California State University                                       3,150
            Fresno Association
            Revenue
            6.00%, due 7/01/26
    2,000   California State University                                       2,106
            Fresno Association
            Revenue
            6.00%, due 7/01/31
    2,645   Capistrano Beach Water                                            2,638
            District Wastewater Enterprise
            Capital
            4.75%, due 12/01/28 [MBIA]
    1,475   Capistrano Beach Water                                            1,471
            District Wastewater Enterprise
            Capital
            4.75%, due 12/01/28 [MBIA]
    4,000   Central California Joint                                          4,073
            Powers Health Finance
            Authority
            6.00%, due 2/01/30
    1,000   Contra Costa Water District                                         956
            Water Revenue
            4.50%, due 10/01/27 [FSA]
    5,000   Duarte California                                                 4,807
            Certificates of Participation
            City of Hope Medical Center
            5.25%, due 4/01/31
    2,100   Fresno Joint Powers Financing                                     2,080
            Authority Lease Revenue
            Exhibition Hall Expansion
            Project
            4.75%, due 9/01/28 [AMBAC]
    4,000   Garden Grove Agency                                               4,127
            Community Development Tax
            Allocation (Garden Grove
            Community Project)
            5.00%, due 10/01/25 [AMBAC]
    1,500   Golden State Tobacco                                              1,594
            Securitization Corp. Tabacco
            Settlement Revenue
            7.90%, due 6/01/42
    2,500   Golden State Tobacco                                              2,412
            Securitization Corp. Tobacco
            Settlement Revenue
            6.75%, due 6/01/39
    4,800   Imperial Irrigation District                                      4,917
            Certificates of Participation
            5.00%, due 11/01/28 [FSA]
    2,000   Los Angeles California Unifed                                     2,047
            School District
            5.00%, due 1/01/28  [MBIA]
    2,000   Los Angeles California                                            2,039
            Wastewater System Revenue
            5.00%, due 6/01/29 [FGIC]
    1,200 + Los Angeles Convention and                                        1,300
            Exhibition Center Authority
            Certificates of Participation
            9.00%, due 12/01/20
            (Prerefunded 12/01/05 @ 100)
    3,000   Los Angeles County California                                     3,033
            Certificates of Participation
            (Disney Parking Refund
            Project)
            4.75%, due 3/01/23 [AMBAC]
    1,700 + Los Angeles Department of                                         1,565
            Water and Power Waterworks
            Revenue
            4.25%, due 10/15/34 [MBIA]
            (Escrowed to Maturity)
    3,585   Metropolitan Water District                                       3,625
            of Southern California
            Waterworks Revenue
            5.00%, due 7/01/37
    3,840   Mount San Antonio California                                      3,935
            Community College District
            General Obligation
            5.00%, due 5/01/27  [FGIC]
    2,315   Orange County Sanitation                                          2,360
            District Certificates of
            Participation
            5.00%, due 2/01/33  [FGIC]
    1,180   Pomona Unified School                                             1,480
            District General Obligation
            6.55%, due 8/01/29 [MBIA]
    1,000   Sacramento City Financing                                         1,015
            Authority Revenue
            5.00%, due 12/01/32 [AMBAC]
    2,500   Sacramento City                                                   2,489
            Unified School District
            General Obligation
            4.75%, due 7/01/29 [FGIC]
    2,500   San Bernardino County                                             2,530
            Certificates of Participation
            (Medical Center Financing
            Project)    5.50%, due 8/01/24
    5,000   San Joaquin Hills                                                 4,416
            Transportation Corridor Agency
            Senior Lien Toll Road Revenue
            5.00%, due 1/01/33
    3,000   San Jose Redevelopment                                            3,011
            Agency (Merged Area
            Redevelopment Project
            Tax Allocation)
            4.75%, due 8/01/22
    1,335   Southern California Public                                        1,340
            Power Authority Power
            Project Revenue
            (Multiple Projects)
            5.50%, due 7/01/20
    2,000   Southern California Public                                        2,039
            Power Authority
            Power Project Revenue
            (Magnolia Power Project)
            5.00%, due 7/01/33 [AMBAC]
    4,500   State of California                                               4,399
            General Obligation Bonds
            4.75%, due 4/01/29
    3,000   University of California                                          3,057
            Revenue
            5.00%, due 5/15/36  [AMBAC]
    1,750   West Kern County Water                                            1,804
            District Certificates of
            Participation
            5.625%, due 6/01/31
                                                                      ---------------
TOTAL MUNICIPAL BONDS   (cost $90,850)                                       96,862
                                                                      ---------------


CASH EQUIVALENTS - 1.2%

   1,205   Wells Fargo California                                              1,205
           Tax-Free Money Market Trust
                                                                      ---------------
TOTAL CASH EQUIVALENTS (cost $1,205)                                           1,205
                                                                      ---------------
TOTAL INVESTMENTS   ($92,055)  -  98.7%                                       98,067

          Other Assets, less Liabilities                                       1,248
                                                                      ---------------

NET ASSETS                                                                   $99,315
                                                                      ===============


+ Prerefunded bonds are collateralized by securites (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.


* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the net assets they guarantee at the period end are as follows:



  Municipal Bond Investors Assurance Corp. [MBIA]                                                         14.3%
  Financial Guaranty Insurance Corp. [FGIC]                                                               10.9
  AMBAC Indemnity Corp. [AMBAC]                                                                           15.5
  Financial Security Assurance, Inc. [FSA]                                                                 5.9
                                                                                                 --------------
                                                                                                          46.6 %
                                                                                                 ==============

Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information

As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $91,425. Net unrealized appreciation approximated $6,642, of which $6,779 is related to appreciated investment securities and $137 is related to depreciated investment securities.


The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.

As of September 30, 2004
Safeco Intermediate-Term Municipal Bond Fund
(Unaudited)


                                                                                               VALUE
 PRINCIPAL AMOUNT (000's)                                                                     (000's)
--------------------------------------------------------------------------------------------------------------


      MUNICIPAL BONDS* - 98.2%

      Alabama - 4.8%

                          $500   Southeast Alabama Gas District                                 $560
                                 System Revenue (Series A)
                                 5.30%, due 6/01/12
                                 [AMBAC]

      Arizona - 5.5%

                           600   Tempe Arizona Unified High                                      634
                                 School District #213
                                 General Obligation
                                 4.50%, due 7/01/11 [FGIC]

      California - 2.5%

                           260 + Sacramento Municipal Utility                                    285
                                 District Electric Revenue
                                 (Series A)
                                 5.50%, due 2/01/11
                                 (Escrowed to Maturity)

      Illinois - 10.3%

                           500 + Chicago Illinois Metropolitan                                  564
                                 Water Reclamation District
                                 of Greater Chicago
                                 General Obligation
                                 5.25%, due 12/01/10
                                 (Escrowed to Maturity)

                           595   Chicago Tax Increment Jr Lien                                  632
                                 South Redevelopment Revenue
                                 5.00%, due 11/15/10 [ACA]

      Kentucky - 4.7%

                           500   Kentucky Economic Development                                  541
                                 Finance Authority Health
                                 System Revenue (Norton
                                 Healthcare, Inc.) Series A
                                 6.25%, due 10/01/12

      Maine - 2.8%

                           300   Maine Municipal Bond Bank                                      328
                                 5.00%, due 11/01/09 [FSA]

      Massachusetts - 3.8%

                           400   Massachusetts Water Resources                                  442
                                 Authority General Revenue
                                 5.25%, due 12/01/08

      Michigan - 4.9%

                           500   Michigan State Trunk Line                                      567
                                 Revenue
                                 5.50%, due 11/01/10 [FSA]

      Montana - 4.6%

                           500   Forsyth Pollution Control                                      529
                                 Revenue
                                 5.20%, due 5/01/33

      New York - 14.7%

                           500   Metropolitan Transportation                                    572
                                 Authority New York State
                                 Service Contract
                                 5.50%, due 7/01/14
                           700   New York State Housing Finance                                 702
                                 Agency Health Facilities
                                 Revenue
                                 6.375%, due 11/01/04
                           400   New York Urban                                                 435
                                 Development Corp.
                                 Correctional and Youth
                                 Facilities Revenue
                                 5.00%, due 1/01/17

      Ohio - 4.9%

                           500   Ohio State Building Authority                                 571
                                 Adult Correction
                                 5.50%, due 10/01/11 [FSA]

      Oklahoma - 0.6%

                            65 + Oklahoma Industries Authority                                  67
                                 Health Facilities Revenue
                                 (Sisters of Mercy Health
                                 System, St. Louis, Inc.)
                                 5.20%, due 6/01/05
                                 (Escrowed to Maturity)

      Pennsylvania - 4.7%

                           500   Philadelphia Parking Authority                                549
                                 Airport Parking Revenue
                                 4.875%, due 9/01/09 [FSA]

      South Carolina - 9.5%

                           500   Greenville County                                             561
                                 School District
                                 Installment Purchase
                                 Revenue
                                 5.50%, due 12/01/12

                           500   South Carolina Jobs Economic                                  538
                                 Development Authority Hospital
                                 Facilities Revenue
                                 (Palmetto Health Alliance)
                                 6.00%, due 8/01/13

      Texas - 7.6%

                           300   San Felipe Del Rio Texas                                      327
                                 Independent School District
                                 Unlimited General Obligation
                                 5.00%, due 8/15/12 [PSF]           `

                           500   Tomball Independant School                                    553
                                 District General Obligation
                                 5.00%, due 2/15/11 [PSF]

      Washington - 12.3%

                           300   King County School District                                   345
                                 #415 (Kent) Unlimited
                                 General Obligation
                                 5.50%, due 6/01/13 [FSA]

                           500   Renton Water and Sewer                                        524
                                 Revenue
                                 4.40%, due 12/01/15  [FSA]

                           500   Seattle Library Facilities                                    555
                                 Unlimited General Obligation
                                 (Series A)
                                 5.375%, due 12/01/10

      TOTAL MUNICIPAL BONDS   (cost  $10,600)
                                                                                        ---------------
                                                                                             11,381
                                                                                        ---------------
      CASH EQUIVALENTS - 0.5%

                            60   AIM Short-Term Investments Co.                                  60
                                 Tax-Free Cash Reserve
                                 Portfolio (Institutional
                                 Shares)

      TOTAL CASH EQUIVALENTS   (cost  $60)                                             ---------------
                                                                                                 60
                                                                                       ---------------



      TOTAL INVESTMENTS   (cost  $10,660)  -  98.7%                                            11,441

                Other Assets, less Liabilities                                                    145
                                                                                        ---------------
      NET ASSETS                                                                              $11,586
                                                                                        ===============


+ Prerefunded bonds are collateralized by securites (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.


* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of net assets they guarantee at the period end are as follows:



    Financial Guaranty Insurance Corp. [FGIC]                                                                5.5 %
    Financial Security Assurance, Inc. [FSA]                                                                24.9
    American Capital Access Corp. [ACA]                                                                      5.5
    AMBAC Indemnity Corp. [AMBAC]                                                                            4.8
    Texas Permanent School Fund [PSF]                                                                        7.6
                                                                                                          ------
                                                                                                            48.3 %
                                                                                                         =======

Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information
As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $10,660. Net unrealized appreciation approximated $781, of which $783 is related to appreciated investment securities and $2 is related to depreciated investment securities.

The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.




      As of September 30, 2004
      Safeco Municipal Bond Fund
      (Unaudited)


                                                                                                    VALUE
      PRINCIPAL AMOUNT (000's)                                                                     (000's)
      -----------------------------------------------------------------------------------------------------------------------------


      MUNICIPAL BONDS* - 99.7%

      Alabama - 1.1%

                        $1,590   Alabama State University                                               $1,666
                                 Revenue (General Tuition
                                 & Fee)
                                 5.25%, due 3/01/28 [MBIA]

                         3,855 + Jefferson County Sewer Revenue                                          4,265
                                 4.75%, due 2/01/38 [FGIC]
                                 (Prerefunded 8/01/12 @ 100)

      Alaska - 0.9%

                         5,000   Alaska Housing Finance Corp.                                            5,040
                                 5.00%, due 12/01/39

      Arizona - 2.3%
                         7,000   Phoenix Civic Improvement                                               7,039
                                 Corp. Wastewater System
                                 Lease Revenue
                                 4.75%, due 7/01/23

                         5,000   Scottsdale Industrial                                                   5,177
                                 Development Authority
                                 Hospital Revenue
                                 5.80%, due 12/01/31

      California - 20.9%

                         4,000   California Health Facilities                                            3,929
                                 Financing Authority Revenue
                                 (Adventist Health System)
                                 5.00%, due 3/01/33

                         8,000   California Infrastructure &                                             8,149
                                 Economic Development Bank
                                 Revenue (Bay Area Toll Bridge)
                                 5.00%, due 7/01/36 [AMBAC]

                        10,020   Golden State Tobacco                                                   10,313
                                 Securitization Corp. Tobacco
                                 Settlement Revenue
                                 5.50%, due 6/01/43

                         2,000   Golden State Tobacco                                                    1,930
                                 Securitization Corp. Tobacco
                                 Settlement Revenue
                                 6.75%, due 6/01/39

                        15,000   Los Angeles California Unifed                                          15,354
                                 School District
                                 5.00%, due 1/01/28  [MBIA]

                         3,550 + Northern California Power                                               3,899
                                 Agency Geothermal Project
                                 Revenue
                                 5.00%, due 7/01/09
                                 (Prerefunded 7/01/08 @ 100)

                        11,995   Pittsburg Redevelopment Agency                                         13,257
                                 Los Medanos Community
                                 Development Project Tax
                                 Allocation
                                 5.80%, due 8/01/34 [FSA]

                         7,010   San Joaquin County Public                                               7,088
                                 Facilities Financing Corp.
                                 Certificates of Participation
                                 Capital Facitlities Project
                                 4.75% due 11/15/19 [MBIA]

                        25,000   San Joaquin Hills                                                      22,078
                                 Transportation Corridor Agency
                                 Senior Lien Toll Road Revenue
                                 5.00%, due 1/01/33

                         3,165   Southern California Public                                              3,176
                                 Power Authority Power
                                 Project Revenue
                                 (Multiple Projects)
                                 5.50%, due 7/01/20

                         5,000   State of California                                                     5,083
                                 General Obligation Bonds
                                 5.00%, due 11/01/30 [MBIA]

                         7,000   State of California    \                                                7,050
                                 General Obligation Bonds
                                 5.00%, due 2/01/32

                         5,000   University of California                                                5,117
                                 Revenue
                                 5.00%, due 5/15/28  [AMBAC]

                         6,000   University of California                                                6,114
                                 Revenue
                                 5.00%, due 5/15/33  [AMBAC]

      Colorado - 3.5%

                         6,555   Colorado Springs Hospital                                               7,088
                                 Revenue
                                 6.375%, due 12/15/30

                         6,445 + Colorado Springs Hospital                                               7,716
                                 Revenue
                                 6.375%, due 12/15/30
                                 (Prerefunded 12/15/10 @ $101)

                         4,000   University of Colorado                                                  4,089
                                 Hospital Authority Revenue
                                 5.60%, due 11/15/31

      Florida - 3.5%

                         8,000   Escambia County Health                                                  8,170
                                 Facilities Authority Revenue
                                 (Ascenson Health Credit Group)
                                 5.25%, due 11/15/32

                         2,750   Mid-Bay Bridge Authority                                                2,828
                                 Revenue    6.05%, due 10/01/22

                         7,500   Tallahassee Florida Health                                              7,658
                                 Facilities Revenue
                                 (Tallahassee Memorial
                                 Healthcare, Inc.)
                                 6.375%, due 12/01/30

      Illinois - 8.0%

                         9,000   Chicago General Obligation                                              9,558
                                 5.50%, due 1/01/35 [FGIC]

                         4,000   Chicago Illinois General                                                4,204
                                 Obligation
                                 5.25%, due 1/01/29 [FSA]

                         2,000   Chicago Illinois Sales Tax                                              2,095
                                 Revenue
                                 5.375%, due 1/01/27 [FGIC]

                        10,000   Illinois Educational                                                   10,253
                                 Facilities Authority
                                 Student Housing Revenue
                                 6.25%, due 5/01/30

                        10,000   Metropolitan Pier and                                                  10,383
                                 Exposition Authority Dedicated
                                 State Tax McCormick Place
                                 Expansion Project
                                 5.25%, due 6/15/42[MBIA]

                         5,000 + Metropolitan Pier and                                                  6,605
                                 Exposition Authority McCormick
                                 Place Convention Complex
                                 Hospitality Facilities Revenue
                                 7.00%, due 7/01/26    (Escrowed to Maturity)

      Indiana - 5.6%

                        20,550   Indiana State Development                                             20,779
                                 Finance Authority
                                 Environmental Revenue
                                 5.60%, due 12/01/32

                         6,450 + Indianapolis Gas Utility                                               6,816
                                 System Revenue
                                 4.00%, due 6/01/11 [FGIC]
                                 (Escrowed to Maturity)

                         2,500   St. Joseph County Hospital                                             2,526
                                 Health System Revenue
                                 4.50%, due 8/15/18 [MBIA]

      Iowa - 0.0%

                           250   Marshalltown Pollution Control                                          253
                                 Revenue (Iowa Electric Light
                                 and Power Co. Project)
                                 5.50%, due 11/01/23 [MBIA]

      Kentucky - 0.4%

                         2,000   Kentucky Economic Development                                         2,126
                                 Finance Authority Health
                                 System Revenue (Norton
                                 Healthcare, Inc.) Series A
                                 6.625%, due 10/01/28

      Maryland - 1.9%

                         3,400 + Baltimore Project and Revenue                                         3,674
                                 Prerefunded  (Water Projects)
                                 5.00%, due 7/01/24 [FGIC]
                                 (Escrow to Maturity)

                         1,725   Baltimore Project and Revenue                                          1,873
                                 Unrefunded (Water Projects)
                                 5.00%, due 7/01/24 [FGIC]

                         4,000   Maryland Health and Higher                                             4,526
                                 Educational Facilities
                                 Authority Revenue (University
                                 of Maryland Medical System)
                                 6.75%, due 7/01/30

      Massachusetts - 5.9%

                         5,250   Massachusetts Bay                                                       5,082
                                 Transportation Authority
                                 System Revenue
                                 4.50%, due 3/01/26 [MBIA]

                         5,740   Massachusetts Housing Finance                                           5,984
                                 Agency Housing Revenue
                                 6.20%, due 7/01/38 [AMBAC]

                        20,000   Massachusetts State Housing                                            20,529
                                 Finance Agency (Series B)
                                 5.40%, due 12/01/28 [MBIA]

      Michigan - 1.4%

                         5,000   Michigan Hospital Finance                                               5,106
                                 Authority Revenue
                                 (Ascension Health Credit
                                 Group)
                                5.25%, due 11/15/26

                         1,000   North Muskegon Michigan                                                 1,045
                                 Public School District
                                 General Obligation
                                 5.25%, due 5/01/28

                         1,210   North Muskegon Michigan                                                 1,256
                                 Public School District
                                 General Obligation
                                 5.25%, due 5/01/33

      Minnesota - 1.0%

                         5,000   Minneapolis Health Care                                                 5,261
                                 System Revenue
                                 (Allina Health)
                                 5.75%, due 11/15/32

      Mississippi - 1.0%

                         5,500   Harrison County Wastewater                                              5,513
                                 Management and Solid Waste
                                 Revenue    4.75%, due 2/01/27 [FGIC]

      Missouri - 0.7%

                         3,000   Missouri Health and Education                                           2,971
                                 Facilities Authority
                                 Educational Facilities Revenue
                                 4.75%, due 11/15/37

                         1,000   Missouri State Health and                                               1,036
                                 Education Facilities Authority
                                 Revenue (SSM Healthcare)
                                 5.25%, due 6/01/28 [AMBAC]

      Montana - 0.5%

                         2,785   Forsyth Montana Pollution                                               2,836
                                 Control Revenue (Puget Sound
                                 Energy)
                                 5.00%, due 3/01/31 [AMBAC]

      New Jersey - 0.7%

                         3,735   New Jersey Economic                                                     3,537
                                 Development Authority Revenue
                                 4.375%, due 9/01/29 [AMBAC]

      New Mexico - 0.4%

                         2,055   Farmington Collateralized                                               2,057
                                 Pollution Control Revenue
                                 (Tucson Gas and Electric Co.)
                                 6.10%, due 1/01/08

      New York - 5.6%

                           900   Long Island Power Authority                                              941
                                 Electric System Revenue
                                 5.125%, due 12/01/22 [FSA]

                         3,820 + Metropolitan Transportation                                            4,227
                                 Authority New York Dedicated
                                 Tax Fund
                                 4.75%, due 4/01/28 [FGIC]
                                 (Prerefunded 10/01/15 @ 100)

                         5,500   New York Dormitory Authority                                           6,174
                                 State University Educational
                                 Facilities Revenue
                                 5.25%, due 5/15/15

                         2,975   New York Dormitory Authority                                           3,481
                                 State University Educational
                                 Facilities Revenue
                                 7.50%, due 5/15/11

                         1,425 + New York Dormitory Authority                                           1,728
                                 State University Educational
                                 Facilities Revenue
                                 7.50%, due 5/15/11
                                 (Prerefunded 5/15/09 @ 100)

                         5,250   New York Dormitory Authority                                           6,725
                                 State University Educational
                                 Facilities Revenue
                                 7.50%, due 5/15/13

                         1,000   New York State Urban                                                   1,057
                                 Development Corp.
                                 5.125%, due 7/01/21

                         6,050   Port Authority New York & New                                          5,678
                                 Jersey Consolidated Revenue
                                 4.375%, due 10/01/33 [FGIC]

      North Carolina - 2.5%

                        12,000   North Carolina Eastern                                                13,493
                                 Municipal Power Agency
                                 Power System Revenue
                                 6.00%, due 1/01/22

      North Dakota - 0.6%

                         3,000   Grand Forks North Dakota                                               3,262
                                 Health Care System Revenue
                                 (Altru  Health System)
                                 7.125%, due 8/15/24

      Oklahoma - 1.2%

                         5,590   McGee Creek Authority                                                  6,705
                                 Water Revenue
                                 6.00%, due 1/01/23 [MBIA]

      Pennsylvania - 1.9%

                         5,000   Pennsylvania State Higher                                              5,305
                                 Educational Facilities
                                 Authority Revenue
                                 (UPMC Health System)
                                 6.00%, due 1/15/31

                         5,000   Southeastern Pennsylvania                                              4,999
                                 Transportation Authority
                                 (Series A)
                                 4.75%, due 3/01/29 [FGIC]

      Puerto Rico - 1.9%

                         5,000   Puerto Rico Commonwealth                                               5,080
                                 Highway & Transportation
                                 Authority Transportation
                                 Revenue
                                 5.125%, due 7/01/43

                         5,000   Puerto Rico Electric Power                                             5,141
                                 Authority Power Revenue
                                 5.125%, due 7/01/29

      South Carolina - 5.3%

                         4,000   Dorchester County School                                               4,042
                                 District No. 2 Installment
                                 Purchase Revenue
                                 5.25%, due 12/01/29

                        15,000   Piedmont Municipal Power                                              15,059
                                 Agency South Carolina Electric
                                 Revenue
                                 5.25%, due 1/01/21

                         7,500 + South Carolina Jobs - Economic                                         9,293
                                 Development Authority Hospital
                                 Facilities Revenue
                                (Palmetto Health Alliance)
                                7.375%  due 12/15/21
                                (Prerefunded 12/15/10 @ 102)

      Tennessee - 1.4%

                         7,000   Greenville County                                                      7,366
                                 Building Equity
                                 General Obligation
                                 5.50%, due 12/01/28

      Texas - 7.6%

                        10,000   Austin Combined Utility                                               12,867
                                 System Revenue
                                 12.50%, due 11/15/07 [MBIA]

                         2,045   Dallas County Community                                                2,255
                                 College District General
                                 Obligation
                                 5.00%, due 2/15/11

                         3,000   Houston Independent                                                    3,037
                                 School District
                                 General Obligation
                                 4.75%, due 2/15/22 [PSF]

                        13,300   Hurst-Euless-Bedford Texas                                            12,880
                                 Independent School District
                                 General Obligation Unlimited
                                 Tax Refund
                                 4.50%, due 8/15/25 [PSF]

                            10 + Lower Colorado River Authority                                            12
                                 Junior Lien Revenue
                                 5.625%, due 1/01/17 [FSA]
                                 (Prerefunded 1/01/15 @ 100)

                         5,350   North East Texas School                                                5,051
                                 District General Obligation
                                 4.50%, due 10/01/28 [PSF]

                         5,000   San Antonio Electric & Gas                                             5,031
                                 Revenue
                                 4.50%, due 2/01/21

      Virginia - 2.1%

                         2,500   Loudoun County Sanitation                                              2,503
                                 Authority Water and Sewer
                                 Revenue    4.75%, due 1/01/30 [MBIA]

                         3,085   Virginia Public School                                                 3,120
                                 Authority Revenue
                                 4.75%, due 8/01/26

                         2,235   Virginia Public School                                                 2,250
                                 Authority Revenue
                                 4.75%, due 8/01/27

                         3,500   Virginia Public School                                                 3,707
                                 Authority Revenue
                                 5.00%, due 8/01/20

      Washington - 6.6%

                           700   CDP-King County III Lease                                                713
                                 Revenue (King Street Center
                                 Project)
                                 5.25%, due 6/01/26 [MBIA]

                         5,055   Douglas County                                                         5,955
                                 Public Utility District #1
                                 Wells Hydroelectric Revenue
                                 8.75%, due 9/01/18

                         2,200 + Douglas County                                                         2,610
                                 Public Utility District #1
                                 Wells Hydroelectric Revenue
                                 8.75%, due 9/01/18
                                 (Prerefunded 9/01/06 @ 106)

                         2,500   King County Housing Authority                                          2,582
                                 Pooled Housing Revenue
                                 6.80%, due 3/01/26

                         2,255   King County Public Hospital                                            2,262
                                 District #1 Hospital
                                 Facilities Revenue (Valley
                                 Medical Center)
                                 5.50%, due 9/01/17 [AMBAC]

                         3,078   Seattle Housing Authority Low                                          3,366
                                 Income Housing Revenue
                                 (Mt. Zion Project)
                                 6.60%, due 8/20/38

                         4,165   Tobacco Settlement Authority                                           3,945
                                  Washington Tobacco Setttlement
                                  Revenue
                                  6.625%, due 6/01/32

                         6,290   Vancouver Washington Housing                                           6,248
                                 Authority Revenue
                                 (Springbrook Square)
                                 5.65%, due 3/01/31

                         7,750   Washington State                                                       7,672
                                 General Obligation
                                 4.50%, due 7/01/23 [FSA]

      West Virginia - 3.3%

                         2,945   West Virginia State Hospital                                           3,213
                                 Finance Authority (Charleston
                                 Area Medical Center)
                                 6.75%, due 9/01/30

                        12,055 + West Virginia State Hospital                                          14,615
                                 Finance Authority (Charleston
                                 Area Medical Center)
                                 6.75%, due 9/01/30
                                (Prerefunded 9/01/10 @ 101)

                                                                                                ---------------

      TOTAL MUNICIPAL BONDS   (cost  $483,833)                                                        536,807
                                                                                                ---------------

      TOTAL INVESTMENTS   (cost  $483,833)  -  99.7%                                                  536,807

                Other Assets, less Liabilities                                                          2,155
                                                                                                ---------------

      NET ASSETS                                                                                     $538,962
                                                                                                ===============



+ Prerefunded bonds are collateralized by securites (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.


* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the net assets they guarantee at the period end are as follows:



                AMBAC Indemnity Corp. [AMBAC]                                                                              6.5 %
                Financial Guaranty Insurance Corp. [FGIC]                                                                  9.0
                Financial Security Assurance, Inc. [FSA]                                                                   4.8
                Municipal Bond Investors Assurance Corp. [MBIA]                                                           16.8
                Texas Permanent School Fund [PSF]                                                                          3.9
                                                                                                                    --------------
                                                                                                                          41.0 %
                                                                                                                    ==============

Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information

As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $480,509. Net unrealized appreciation approximated $56,298, of which $56,416 is related to appreciated investment securities and $118 is related to depreciated investment securities.



The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.



ITEM 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.


(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-3) is attached as Exhibit 99.CERT.







                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                      Safeco Tax-Exempt Bond Trust

                                      /s/    Roger F. Harbin
                                     ---------------------------
                                             Roger F. Harbin
                                             President


Date: November 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 Safeco Tax-Exempt Bond Trust

                                      /s/    David N. Evans
                                     ---------------------------
                                             David N. Evans
                                             Treasurer

Date: November 10, 2004